Warrant Derivative Liabilities (Details Textual) - USD ($) $ in Thousands		1 Months Ended		3 Months Ended		12 Months Ended
	Apr. 04, 2017	Aug. 31, 2018	May 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Change in fair value of derivative liabilities				$ 945	$ 321	$ 3,160	$ 9,316
Fair value of warrants	$ 3,351
March 2017 warrants [Member]
Fair value of warrants						$ 256	$ 537	$ 4,609
Fair value of risk-free interest rate						2.23%	2.56%	2.13%
Fair value expected term						3 years	4 years	5 years
Fair value volatility rate						96.00%	91.00%	107.00%
Fair value dividend yield						0.00%	0.00%	0.00%
March 2017 Warrant One [Member]
Fair value of warrants								$ 3,351
Fair value of risk-free interest rate								1.93%
Fair value expected term								4 years 10 months 25 days
Fair value volatility rate								105.00%
Fair value dividend yield								0.00%
May 2017 warrants [Member]
Fair value of warrants			$ 7,772			$ 505	$ 1,001
Fair value of risk-free interest rate			1.80%			2.23%	2.56%
Fair value expected term			5 years			3 years 2 months 1 day	4 years 2 months 1 day
Fair value volatility rate			101.00%			96.00%	91.00%
Fair value dividend yield			0.00%			0.00%	0.00%
March 2018 warrants [Member]
Fair value of warrants						$ 1,040	$ 3,023
Fair value of risk-free interest rate						2.23%	2.65%
Fair value expected term						4 years	5 years
Fair value volatility rate						96.00%	91.00%
Fair value dividend yield						0.00%	0.00%
March 2018 warrants One [Member]
Fair value of warrants							$ 2,156
Fair value of risk-free interest rate							2.56%
Fair value expected term							5 years
Fair value volatility rate							91.00%
Fair value dividend yield							0.00%
August 2018 warrants [Member]
Fair value of warrants		$ 2,892				$ 1,303
Fair value of risk-free interest rate		2.77%				2.23%
Fair value expected term		5 years				4 years 5 months 1 day
Fair value volatility rate		97.00%				96.00%
Fair value dividend yield		0.00%				0.00%